                                United States
                      Securities and Exchange Commission
                            Washington, D.C. 20549

                                  Form N-CSR
  Certified Shareholder Report of Registered Management Investment Companies

                                   811-1704
                     (Investment Company Act File Number)

                    Federated American Leaders Fund, Inc.
       _______________________________________________________________

              (Exact Name of Registrant as Specified in Charter)

                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000

                                (412) 288-1900
                       (Registrant's Telephone Number)

                          John W. McGonigle, Esquire
                          Federated Investors Tower
                             1001 Liberty Avenue
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End: 3/31/04

              Date of Reporting Period: Six months ended 9/30/03

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated American Leaders Fund, Inc.

Established 1969

34TH SEMI-ANNUAL SHAREHOLDER REPORT

September 30, 2003

Class A Shares
Class B Shares
Class C Shares
Class F Shares
Class K Shares

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended March 31,
	9/30/2003	2003	2002	2001	2000 [1]	1999
Net Asset Value, Beginning of Period	$17.23	$23.41	$23.68	$24.74	$24.90	$26.64
Income From Investment Operations:
Net investment income	0.12	0.23	0.17	0.25	0.17	0.21
Net realized and unrealized gain (loss) on investments	2.93	(6.19)	(0.06)	(0.28)	0.35	1.26

TOTAL FROM INVESTMENT OPERATIONS	3.05	(5.96)	0.11	(0.03)	0.52	1.47

Less Distributions:
Distributions from net investment income	(0.12)	(0.22)	(0.14)	(0.24)	(0.16)	(0.20)
Distributions from net realized gain on investments	--	--	(0.24)	(0.79)	(0.52)	(3.01)

TOTAL DISTRIBUTIONS	(0.12)	(0.22)	(0.38)	(1.03)	(0.68)	(3.21)

Net Asset Value, End of Period	$20.16	$17.23	$23.41	$23.68	$24.74	$24.90

Total Return[2]	17.69%	(25.50)%	0.42%	(0.17)%	1.97%	6.31%

Ratios to Average Net Assets:

Expenses	1.22%[3,4]	1.18%[4]	1.12%	1.16%	1.16%	1.11%

Net investment income	1.17%[3]	1.13%	0.73%	1.04%	0.68%	0.87%

Expense waiver/reimbursement[5]	0.00%[3,6]	0.00%[6]	0.00%[6]	0.00%[6]	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$1,347,765	$1,139,851	$1,626,954	$1,648,584	$1,671,780	$1,621,527

Portfolio turnover	15%	25%	30%	23%	36%	44%

1 Beginning with the year ended March 31, 2000, the Fund was audited by Deloitte & Touche LLP. The previous year was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 1.21% and 1.17% after taking into account these expense reductions for the six months ended September 30, 2003 and the year ended March 31, 2003, respectively.

5 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended March 31,
	9/30/2003	2003	2002	2001	2000 [1]	1999
Net Asset Value, Beginning of Period	$17.22	$23.28	$23.59	$24.67	$24.87	$26.61
Income From Investment Operations:
Net investment income (net operating loss)	0.05	0.07	(0.01)	0.07	(0.02)	0.03
Net realized and unrealized gain (loss) on investments	2.92	(6.13)	(0.06)	(0.28)	0.34	1.26

TOTAL FROM INVESTMENT OPERATIONS	2.97	(6.06)	(0.07)	(0.21)	0.32	1.29

Less Distributions:
Distributions from net investment income	--	--	--	(0.08)	--	(0.02)
Distributions from net realized gain on investments	--	--	(0.24)	(0.79)	(0.52)	(3.01)

TOTAL DISTRIBUTIONS	--	--	(0.24)	(0.87)	(0.52)	(3.03)

Net Asset Value, End of Period	$20.19	$17.22	$23.28	$23.59	$24.67	$24.87

Total Return[2]	17.25%	(26.03)%	(0.36)%	(0.90)%	1.19%	5.54%

Ratios to Average Net Assets:

Expenses	1.94%[3,4]	1.93%[4]	1.87%	1.91%	1.91%	1.86%

Net investment income (net operating loss)	0.45%[3]	0.38%	(0.02)%	0.31%	(0.07)%	0.13%

Expense waiver/reimbursement[5]	0.00%[3,6]	0.00%[6]	0.00%[6]	0.00%[6]	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$936,251	$850,023	$1,421,563	$1,510,064	$1,721,729	$1,738,564

Portfolio turnover	15%	25%	30%	23%	36%	44%

1 Beginning with the year ended March 31, 2000, the Fund was audited by Deloitte & Touche LLP. The previous year was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 1.93% and 1.92% after taking into account these expense reductions for the six months ended September 30, 2003 and the year ended March 31, 2003, respectively.

5 This expense decrease is reflected in both the expense and the net investment income (net operating loss) ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended March 31,
	9/30/2003	2003	2002	2001	2000 [1]	1999
Net Asset Value, Beginning of Period	$17.22	$23.29	$23.60	$24.68	$24.88	$26.61
Income From Investment Operations:
Net investment income (net operating loss)	0.05	0.07	(0.01)	0.07	(0.02)	0.03
Net realized and unrealized gain (loss) on investments	2.92	(6.14)	(0.06)	(0.27)	0.34	1.27

TOTAL FROM INVESTMENT OPERATIONS	2.97	(6.07)	(0.07)	(0.20)	0.32	1.30

Less Distributions:
Distributions from net investment income	--	--	--	(0.09)	--	(0.02)
Distributions from net realized gain on investments	--	--	(0.24)	(0.79)	(0.52)	(3.01)

TOTAL DISTRIBUTIONS	--	--	(0.24)	(0.88)	(0.52)	(3.03)

Net Asset Value, End of Period	$20.19	$17.22	$23.29	$23.60	$24.68	$24.88

Total Return[2]	17.25%	(26.06)%	(0.36)%	(0.88)%	1.19%	5.55%

Ratios to Average Net Assets:

Expenses	1.97%[3,4]	1.93%[4]	1.87%	1.91%	1.91%	1.86%

Net investment income (net operating loss)	0.42%[3]	0.38%	(0.02)%	0.29%	(0.07)%	0.12%

Expense waiver/reimbursement[5]	0.00%[3,6]	0.00%[6]	0.00%[6]	0.00%[6]	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$115,189	$105,820	$168,012	$176,693	$185,063	$175,843

Portfolio turnover	15%	25%	30%	23%	36%	44%

1 Beginning with the year ended March 31, 2000, the Fund was audited by Deloitte & Touche LLP. The previous year was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 1.96% and 1.92% after taking into account these expense reductions for the six months ended September 30, 2003 and the year ended March 31, 2003, respectively.

5 This expense decrease is reflected in both the expense and the net investment income (net operating loss) ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class F Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended March 31,
	9/30/2003	2003	2002	2001	2000 [1]	1999
Net Asset Value, Beginning of Period	$17.21	$23.37	$23.65	$24.71	$24.88	$26.61
Income From Investment Operations:
Net investment income	0.13	0.25	0.18	0.27	0.17	0.21
Net realized and unrealized gain (loss) on investments	2.91	(6.19)	(0.08)	(0.30)	0.34	1.27

TOTAL FROM INVESTMENT OPERATIONS	3.04	(5.94)	0.10	(0.03)	0.51	1.48

Less Distributions:
Distributions from net investment income	(0.12)	(0.22)	(0.14)	(0.24)	(0.16)	(0.20)
Distributions from net realized gain on investments	--	--	(0.24)	(0.79)	(0.52)	(3.01)

TOTAL DISTRIBUTIONS	(0.12)	(0.22)	(0.38)	(1.03)	(0.68)	(3.21)

Net Asset Value, End of Period	$20.13	$17.21	$23.37	$23.65	$24.71	$24.88

Total Return[2]	17.66%	(25.46)%	0.37%	(0.17)%	1.94%	6.36%

Ratios to Average Net Assets:

Expenses	1.19%[3,4]	1.18%[4]	1.12%	1.16%	1.16%	1.11%

Net investment income	1.20%[3]	1.13%	0.73%	1.07%	0.68%	0.87%

Expense waiver/reimbursement[5]	0.00%[3,6]	0.00%[6]	0.00%[6]	0.00%[6]	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$64,855	$57,804	$95,918	$104,302	$123,714	$134,881

Portfolio turnover	15%	25%	30%	23%	36%	44%

1 Beginning with the year ended March 31, 2000, the Fund was audited by Deloitte & Touche LLP. The previous year was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 1.18% and 1.17% after taking into account these expense reductions for the six months ended September 30, 2003 and the year ended March 31, 2003, respectively.

5 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class K Shares

(For a Share Outstanding Throughout the Period)

Period Ended (unaudited) 9/30/2003 [1]
Net Asset Value, Beginning of Period	$17.74
Income From Investment Operations:
Net investment income	0.07
Net realized and unrealized gain on investments	2.42

TOTAL FROM INVESTMENT OPERATIONS	2.49

Less Distributions:
Distributions from net investment income	(0.07)

Net Asset Value, End of Period	$20.16

Total Return[2]	14.37%

Ratios to Average Net Assets:

Expenses	1.67%[3,4]

Net investment income	0.72%[3]

Expense waiver/reimbursement[5]	0.00%[3,6]

Supplemental Data:

Net assets, end of period (000 omitted)	$0[7]

Portfolio turnover[8]	15%

1 Reflects operations for the period from April 8, 2003 (start of performance) to September 30, 2003.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratio is 1.66% after taking into account these expense reductions.

5 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

6 Represents less than 0.01%.

7 Represents less than $1,000.

8 Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended September 30, 2003.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

September 30, 2003 (unaudited)

Shares			Value
		COMMON STOCKS--99.5%
		Consumer Discretionary--12.2%
1,222,500	[1]	AOL Time Warner, Inc.	$18,471,975
837,400		Federated Department Stores, Inc.	35,087,060
1,740,339		Ford Motor Co.	18,743,451
1,094,600		Gap (The), Inc.	18,739,552
615,002		General Motors Corp.	25,172,032
436,300		Johnson Controls, Inc.	41,273,980
1,223,500		Koninklijke (Royal) Philips Electronics NV, ADR	28,042,620
1,548,700		News Corp., Ltd., Sponsored ADR PFD	42,264,023
747,900		Sears, Roebuck & Co.	32,705,667
1,040,648		Viacom, Inc., Class B	39,856,818

		TOTAL	300,357,178

		Consumer Staples--3.5%
1,198,100		Altria Group, Inc.	52,476,780
211,400		General Mills, Inc.	9,950,598
330,900		Sara Lee Corp.	6,075,324
517,700		UST, Inc.	18,212,686

		TOTAL	86,715,388

		Energy--11.3%
281,300		Anadarko Petroleum Corp.	11,747,088
943,200		BP PLC, ADR	39,708,720
741,200		ChevronTexaco Corp.	52,958,740
731,500		ConocoPhillips	40,049,625
901,000		ENSCO International, Inc.	24,164,820
1,317,900		Exxon Mobil Corp.	48,235,140
839,600		Halliburton Co.	20,360,300
245,600		Kerr-McGee Corp.	10,963,584
1,005,700		Marathon Oil Corp.	28,662,450

		TOTAL	276,850,467

		Financials--33.3%
523,900		AON Corp.	10,923,315
1,044,100		Allstate Corp.	38,140,973
736,900		American International Group, Inc.	42,519,130
846,300		Bank of America Corp.	66,045,252
Shares			Value
		COMMON STOCKS--continued
		Financials--continued
441,800		Bear Stearns Cos., Inc.	$33,046,640
306,000		Capital One Financial Corp.	17,454,240
2,018,900		Citigroup, Inc.	91,880,139
216,200		Fannie Mae	15,177,240
419,600		Hartford Financial Services Group, Inc.	22,083,548
2,142,400		J.P. Morgan Chase & Co.	73,548,592
569,800		Lincoln National Corp.	20,159,524
226,200		Loews Corp.	9,131,694
143,800		MBIA Corp.	7,904,686
1,316,200		MBNA Corp.	30,009,360
700,500		Marsh & McLennan Cos., Inc.	33,350,805
837,200		Metropolitan Life Insurance Co.	23,483,460
1,115,100		Morgan Stanley	56,267,946
1,273,700		Principal Financial Group	39,471,963
488,700		The PNC Financial Services Group, Inc.	23,252,346
1,084,100		U.S. Bancorp	26,007,559
1,303,800		Wachovia Corp.	53,703,522
1,067,900		Washington Mutual, Inc.	42,043,223
877,300		Wells Fargo & Co.	45,180,950

		TOTAL	820,786,107

		Healthcare--4.1%
204,600	[1]	Boston Scientific Corp.	13,053,480
893,250		Bristol-Myers Squibb Co.	22,920,795
342,600		McKesson HBOC, Inc.	11,405,154
84,208	[1]	Medco Health Solutions, Inc.	2,183,514
404,600		Merck & Co., Inc.	20,480,852
622,100		Pfizer, Inc.	18,899,398
249,700		UnitedHealth Group, Inc.	12,564,904

		TOTAL	101,508,097

		Industrials--11.3%
585,300		Block (H&R), Inc.	25,255,695
3,357,357	[1]	Cendant Corp.	62,749,002
270,200		General Dynamics Corp.	21,091,812
171,600		Ingersoll-Rand Co., Class A	9,170,304
760,700		Masco Corp.	18,621,936
Shares			Value
		COMMON STOCKS--continued
		Industrials--continued
135,160		Northrop Grumman Corp.	$11,653,495
331,000		Textron, Inc.	13,057,950
2,704,700		Tyco International Ltd.	55,257,021
560,900		Union Pacific Corp.	32,627,553
1,118,800		Waste Management, Inc.	29,278,996

		TOTAL	278,763,764

		Information Technology--9.2%
437,400	[1]	Computer Sciences Corp.	16,433,118
986,000		Electronic Data Systems Corp.	19,917,200
769,200		First Data Corp.	30,737,232
2,837,744		Hewlett-Packard Co.	54,938,724
380,900		International Business Machines Corp.	33,644,897
339,800	[1]	Lexmark International Group, Class A	21,410,798
1,358,475		Motorola, Inc.	16,260,946
1,355,600	[1]	Storage Technology Corp.	32,724,184

		TOTAL	226,067,099

		Materials--6.0%
735,300		Air Products & Chemicals, Inc.	33,162,030
848,900		Alcoa, Inc.	22,207,224
704,800		Du Pont (E.I.) de Nemours & Co.	28,199,048
744,400		International Paper Co.	29,046,488
665,000		PPG Industries, Inc.	34,726,300

		TOTAL	147,341,090

		Telecommunication Services--4.5%
1,062,600		BellSouth Corp.	25,162,368
1,283,400		SBC Communications, Inc.	28,555,650
1,472,000		Sprint Corp. (FON Group)	22,227,200
1,096,942		Verizon Communications	35,584,798

		TOTAL	111,530,016

		Utilities--4.1%
361,300		Cinergy Corp.	13,259,710
423,700		Entergy Corp.	22,943,355
376,400		FPL Group, Inc.	23,788,480
505,000		FirstEnergy Corp.	16,109,500
597,300		Public Service Enterprises Group, Inc.	25,086,600

		TOTAL	101,187,645

		TOTAL COMMON STOCKS (IDENTIFIED COST $2,272,064,308)	2,451,106,851

Shares			Value
		MUTUAL FUND--0.4%
10,313,419	[2]	Prime Value Obligations Fund, Class IS (at net asset value)	$10,313,419

		TOTAL INVESTMENTS--99.9% (IDENTIFIED COST $2,282,377,727)[3]	2,461,420,270

		OTHER ASSETS AND LIABILITIES - NET--0.1%	2,640,368

		TOTAL NET ASSETS--100%	$2,464,060,638

1 Non-income producing security.

2 Affiliated company.

3 The cost of investments for federal tax purposes amounts to $2,282,377,727.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2003.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
PFD	--Preferred

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2003 (unaudited)

Assets:
Total investments in securities, at value including $10,313,419 of investments in affiliated issuers (identified cost $2,282,377,727)		$2,461,420,270
Income receivable		3,268,264
Receivable for investments sold		1,011,320
Receivable for shares sold		2,967,150

TOTAL ASSETS		2,468,667,004

Liabilities:
Payable for shares redeemed	$3,050,076
Payable for investment adviser fee	53,157
Payable for distribution services fees (Note 5)	663,816
Payable for shareholder services fee (Note 5)	517,130
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	294,085
Payable for Directors'/Trustees' fees	1,420
Accrued expenses	26,682

TOTAL LIABILITIES		4,606,366

Net assets for 122,143,740 shares outstanding		$2,464,060,638

Net Assets Consist of:
Paid in capital		$2,519,257,403
Net unrealized appreciation of investments		179,042,543
Accumulated net realized loss on investments		(244,719,435)
Undistributed net investment income		10,480,127

TOTAL NET ASSETS		$2,464,060,638

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($1,347,764,840 ÷ 66,848,363 shares outstanding)		$20.16

Offering price per share (100/94.50 of $20.16)[1]		$21.33

Redemption proceeds per share		$20.16

Class B Shares:
Net asset value per share ($936,251,449 ÷ 46,369,899 shares outstanding)		$20.19

Offering price per share		$20.19

Redemption proceeds per share (94.50/100 of $20.19)[1]		$19.08

Class C Shares:
Net asset value per share ($115,189,195 ÷ 5,704,354 shares outstanding)		$20.19

Offering price per share (100/99.00 of $20.19)[1]		$20.39

Redemption proceeds per share (99.00/100 of $20.19)[1]		$19.99

Class F Shares:
Net asset value per share ($64,854,877 ÷ 3,221,110 shares outstanding)		$20.13

Offering price per share (100/99.00 of $20.13)[1]		$20.33

Redemption proceeds per share (99.00/100 of $20.13)[1]		$19.93

Class K Shares:
Net asset value per share ($277.36 ÷ 13.761 shares outstanding)		$20.16

Offering price per share		$20.16

Redemption proceeds per share		$20.16

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended September 30, 2003 (unaudited)

Investment Income:
Dividends (including $161,917 received from affiliated issuers and net of foreign taxes withheld of $64,309)				$29,044,110
Interest (including income on securities loaned of $13,200)				14,313

TOTAL INCOME				29,058,423

Expenses:
Investment adviser fee (Note 5)		$8,011,241
Administrative personnel and services fee (Note 5)		916,168
Custodian fees		49,889
Transfer and dividend disbursing agent fees and expenses--Class A Shares (Note 5)		1,257,240
Transfer and dividend disbursing agent fees and expenses--Class B Shares (Note 5)		769,757
Transfer and dividend disbursing agent fees and expenses--Class C Shares (Note 5)		111,443
Transfer and dividend disbursing agent fees and expenses--Class F Shares (Note 5)		53,533
Transfer and dividend disbursing agent fees and expenses--Class K Shares (Note 5)		0	[1]
Directors'/Trustees' fees		12,251
Auditing fees		8,721
Legal fees		3,576
Portfolio accounting fees (Note 5)		113,375
Distribution services fee--Class B Shares (Note 5)		3,528,982
Distribution services fee--Class C Shares (Note 5)		435,233
Distribution services fee--Class K Shares (Note 5)		1
Shareholder services fee--Class A Shares (Note 5)		1,643,330
Shareholder services fee--Class B Shares (Note 5)		1,176,327
Shareholder services fee--Class C Shares (Note 5)		145,078
Shareholder services fee--Class F Shares (Note 5)		81,036
Share registration costs		82,773
Printing and postage		173,924
Insurance premiums		2,417
Taxes		75,376
Miscellaneous		13,198

TOTAL EXPENSES		18,664,869

Waiver/Reimbursement and Expense Reduction (Note 5):
Waiver/Reimbursement of investment adviser fee	$(2,391)
Fees paid indirectly from directed brokerage arrangements	(178,500)

TOTAL WAIVER/REIMBURSEMENT AND EXPENSE REDUCTION		(180,891)

Net expenses				18,483,978

Net investment income				10,574,445

Realized and Unrealized Gain on Investments:
Net realized gain on investments				46,691,940
Net change in unrealized depreciation of investments				318,486,060

Net realized and unrealized gain on investments				365,178,000

Change in net assets resulting from operations				$375,752,445

1 Represents less than $1.

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 9/30/2003	Year Ended 3/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,574,445	$20,213,725
Net realized gain (loss) on investments	46,691,940	(240,882,263)
Net change in unrealized appreciation/depreciation of investments	318,486,060	(610,093,440)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	375,752,445	(830,761,978)

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(7,983,667)	(14,756,236)
Class F Shares	(391,325)	(784,444)
Class K Shares	(1)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,374,993)	(15,540,680)

Share Transactions:
Proceeds from sale of shares	381,526,996	427,237,528
Net asset value of shares issued to shareholders in payment of distributions declared	7,273,671	13,396,092
Cost of shares redeemed	(445,615,336)	(753,280,994)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(56,814,669)	(312,647,374)

Change in net assets	310,562,783	(1,158,950,032)

Net Assets:
Beginning of period	2,153,497,855	3,312,447,887

End of period (including undistributed net investment income of $10,480,127 and $8,280,675, respectively)	$2,464,060,638	$2,153,497,855

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2003 (unaudited)

1. ORGANIZATION

Federated American Leaders Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class K Shares. The investment objective of the Fund is to seek growth of capital and income by concentrating the area of investment decision in the securities of high-quality companies. Effective April 8, 2003, the Fund added Class K Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

Listed equity securities are valued at the last sale price reported on a national securities exchange. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors"). Investments in other open-end investment companies are valued at net asset value. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value. The Fund offers multiple classes of shares, which differ in their respective transfer and dividend disbursing agent, distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discount on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates. As of September 30, 2003, the Fund had no securities on loan.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. CAPITAL STOCK

At September 30, 2003, par value shares ($0.20 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A Shares	125,000,000
Class B Shares	125,000,000
Class C Shares	125,000,000
Class F Shares	125,000,000
Class K Shares	125,000,000
TOTAL	625,000,000

Transactions in capital stock were as follows:

	Six Months Ended 9/30/2003		Year Ended 3/31/2003
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	16,436,258	$316,862,582	14,764,949	$279,272,725
Shares issued to shareholders in payment of distributions declared	341,527	6,963,759	703,374	12,788,954
Shares redeemed	(16,083,638)	(310,367,397)	(18,823,134)	(353,481,630)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	694,147	$13,458,944	(3,354,811)	$(61,419,951)

	Six Months Ended 9/30/2003		Year Ended 3/31/2003
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	2,295,502	$45,393,597	5,046,186	$99,155,452
Shares issued to shareholders in payment of distributions declared	--	--	--	--
Shares redeemed	(5,297,846)	(104,369,525)	(16,733,690)	(315,744,731)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(3,002,344)	$(58,975,928)	(11,687,504)	$(216,589,279)

	Six Months Ended 9/30/2003		Year Ended 3/31/2003
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	871,565	$16,626,873	2,402,908	$44,413,788
Shares issued to shareholders in payment of distributions declared	--	--	--	--
Shares redeemed	(1,311,790)	(25,172,121)	(3,472,934)	(64,792,785)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(440,225)	$(8,545,248)	(1,070,026)	$(20,378,997)

	Six Months Ended 9/30/2003		Year Ended 3/31/2003
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	138,062	$2,643,693	232,818	$4,395,563
Shares issued to shareholders in payment of distributions declared	15,222	309,912	33,373	607,138
Shares redeemed	(291,818)	(5,706,284)	(1,010,267)	(19,261,848)

NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(138,534)	$(2,752,679)	(744,076)	$(14,259,147)

	Period Ended 9/30/2003[1]		Year Ended 3/31/2003
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	15	$251	--	--
Shares issued to shareholders in payment of distributions declared	--	--	--	--
Shares redeemed	(1)	(9)	--	--

NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	14	$242	--	--

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(2,886,942)	$(56,814,669)	(16,856,417)	$(312,647,374)

1 Reflects operations for the period from April 8, 2003 (start of performance) to September 30, 2003.

4. FEDERAL TAX INFORMATION

At September 30, 2003, the cost of investments for federal tax purposes was $2,282,377,727. The net unrealized appreciation of investments for federal tax purposes was $179,042,543. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $400,864,555 and net unrealized depreciation from investments for those securities having an excess of cost over value of $221,822,012.

At March 31, 2003, the Fund had a capital loss carryforward of $221,924,993, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$ 49,243,679

2011	$172,681,314

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to: (a) 0.55% of the average daily net assets of the Fund; and (b) 4.50% of the gross income of the Fund, excluding capital gains or losses. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $161,917 for the period.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FServ is based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares.

On August 22, 2003 the Directors approved a new Agreement. Effective November 1, 2003, the fee paid to FServ will be based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class B Shares, Class C Shares and Class K Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the six months ended September 30, 2003, FSC retained $209,078 in sales charges from the sale of Class A Shares. FSC also retained $1,234 of contingent deferred sales charges relating to redemptions of Class C Shares and $664 relating to redemptions of Class F Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Expense Reduction

The Fund directs certain portfolio trades to a broker that, in turn, pays a portion of the Fund's operating expenses. For the six months ended September 30, 2003, the Fund's expenses were reduced by $178,500 under these arrangements.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended September 30, 2003, were as follows:

Purchases	$363,622,412

Sales	$379,526,700

7. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and the Funds are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated American Leaders Fund, Inc.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 313914103
Cusip 313914202
Cusip 313914301
Cusip 313914400
Cusip 313914509

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

8110101 (11/03)

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     [Reserved]

Item 9.     Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within
90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act), or the internal control over financial reporting of its service providers during the last fiscal half year (the registrant's second half year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated American Leaders Fund, Inc.

By          /S/ _Richard J. Thomas, Principal Financial Officer

Date        _November 19, 2003_____________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /S/ ___J. Christopher Donahue, Principal Executive Officer______

Date        _November 19, 2003__________________________

By          /S/ ___Richard J. Thomas, Principal Financial Officer______

Date         November 19, 2003___________________________